Marketfield Fund Class A (MFADX) Investor Class (MFNDX) Class C (MFCDX) Class I (MFLDX) Class R2 (MFRDX) Class R6 (MFRIX) Summary Prospectus April 8, 2016 www.marketfield.com

Before you invest, you may want to review the Fund’s statutory prospectus and statement of additional information, which contain more information about the Fund and its risks.  The current statutory prospectus and statement of additional information dated April 8, 2016 are incorporated by reference into this Summary Prospectus.  You can find the Fund’s statutory prospectus, statement of additional information and other information about the Fund online at http://www.marketfield.com/fund.  You can also get this information at no cost by calling 1-800-311-MKTFLD or by sending an email request to enicoll@marketfield.com.

Investment Objective
The investment objective of the Fund is capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for discounts on sales charge if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Choosing a Share Class” on page 26 of the Statutory Prospectus and under “Sales Charges; Sales Charge Reductions and Waivers” on page 101 of the Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Investor Class	Class C	Class I	Class R2	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	None(1)	None(1)	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None	0.25%	None
Other Expenses
Shareholder Servicing Plan Fees	None	None	None	None	0.10%	None
Short Sale Expenses	0.74%	0.81%	0.72%	0.70%	0.75%	0.82%
Remainder of Other Expenses	0.15%	0.17%	0.17%	0.16%	0.16%	0.03%
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses(2)	2.62%	2.71%	3.37%	2.34%	2.74%	2.33%
(1)	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
(2)	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus, because Acquired Fund Fees and Expenses are not included in the ratio.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	One Year	Three Years	Five Years	Ten Years
Class A	$801	$1,320	$1,864	$3,341
Investor Class	$809	$1,345	$1,906	$3,424
Class C	$438	$1,036	$1,755	$3,658
Class I	$237	$730	$1,250	$2,676
Class R2	$277	$850	$1,450	$3,070
Class R6	$236	$727	$1,245	$2,666

If you did not redeem your Class C shares, you would pay the following expenses:
Class C	$340	$1,036	$1,755	$3,658

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  For the year ended December 31, 2015, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks long-term growth of capital above that of the broad equity market over a full market cycle, with volatility that is lower than that of the broad equity market.  Correlation between the Fund and the broad equity market may vary considerably over the course of an investment cycle.

To achieve the Fund’s investment objective, Marketfield Asset Management LLC (the “Adviser”), the Fund’s investment adviser, allocates the Fund’s assets among investments in equity securities, fixed-income securities and other investment companies, including exchange-traded funds (“ETFs”), in proportions consistent with the Adviser’s evaluation of their expected risks and returns.

The Fund’s equity securities investments may include common and preferred stocks of United States companies of any size.  The Fund may invest up to 50% of its net assets in equity securities of foreign companies of any size, including up to 35% of its net assets in securities issued by corporations or governments located in developing or emerging markets.  The Adviser has discretion to determine the countries considered to be emerging market countries, taking into consideration factors such as the development of a country’s financial and capital markets, inclusion of a country in an index representative of emerging markets, and country classifications used by the World Bank, International Monetary Fund or United Nations.  The Fund’s investments in foreign securities may include, but are not limited to, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  Also, with respect to 50% of the Fund’s net assets, the Fund may engage in short sales of securities or other derivative type transactions (specifically options, forward contracts, forward foreign currency contracts, futures contracts and swap agreements) to profit from an anticipated decline in the price of the securities sold short.

Under normal market conditions, the Fund’s investments in fixed-income securities consist of investment grade corporate bonds and debentures, mortgage-backed and asset-backed securities, United States Treasury obligations, municipal securities, obligations issued by the U.S. Government and its agencies or instrumentalities and convertible securities.  The Fund may also invest in fixed income securities of foreign issuers (including issuers in emerging markets).  The Fund may invest up to 30% of its net assets in fixed-income securities that are below investment grade.  Below investment grade securities are generally securities that receive low ratings from independent rating agencies, such as securities rated lower than BBB- by Standard & Poor’s Ratings Services (“S&P”) and Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or if unrated, are determined to be of equivalent quality by the Adviser.  If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.  Securities that are rated below investment grade by an independent rating agency are commonly referred to as “high yield debt” or “junk bonds.”

In addition, the Fund may invest up to 50% of its net assets in equity or fixed-income options, futures contracts and convertible securities and may invest up to 30% of its net assets in interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements.  The Adviser shall manage the Fund so that the Fund will not be deemed to be a “commodity pool” under the Commodity Exchange Act.

When reviewing investment opportunities for the Fund, the Adviser considers various factors, including macroeconomic conditions, corporate earnings at a macroeconomic level, anticipated inflation and interest rates, consumer risk and its perception of the outlook of the capital markets as a whole.  A macroeconomic strategy focuses on broad trends and is generally distinguished from a strategy that focuses on the prospects of particular companies or issuers.  The Adviser may allocate the Fund’s investments between equity and fixed-income securities at its discretion, without limitation.  The Adviser may engage in active trading with high portfolio turnover of the Fund’s portfolio investments to achieve the Fund’s investment objective.

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Security selection for the Fund is driven by the Adviser’s top-down analysis of economic issues, the Adviser’s perception of investor sentiment and investment flows.  Once the Adviser has identified a theme that is expected to either benefit or disadvantage a specific sector or country, it seeks to implement an investment strategy that is appropriate for the Fund.  In some cases, the Adviser may utilize a sector- or country-specific ETF that offers exposure to a broad range of securities.  In other situations, the Adviser may select a single issue that is perceived by the Adviser to be particularly germane to a specific concern or a small group of issues with characteristics that match the goal of creating portfolio exposure to a macroeconomic theme.

The Adviser may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund or when the security is deemed less attractive relative to another security on a return/risk basis.  The Adviser may also sell or reduce a position in a security if it sees the investment theme failing to materialize.

Principal Risks
In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•
Market Changes Risk: The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives.  From time to time, markets may experience periods of acute stress that may result in (i) increased volatility; and (ii) increased redemptions.  Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares.

•	Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

•
Macroeconomic Strategy Risk: The investment strategies of the Fund rely on, among other things, the Adviser’s assessment of macroeconomic conditions and trends across multiple geographies and asset classes.  As such, the success of the investment strategies of the Fund depends, in part, on the accuracy of Adviser’s assessment of macroeconomic conditions and trends.  Macroeconomic conditions may include, among others, unanticipated changes in economic and political conditions, corporate profits and other business related indicators, inflation and interest rate levels and performance of broad markets across asset classes.

•
Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in a portfolio manager’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings.  Opportunity for greater gain often comes with greater risk of loss.

•
Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted.  Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.  If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

•
Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Fund’s investments in foreign securities.  Foreign securities may also subject the Fund’s investments to changes in currency rates.

•
Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.  The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

•
Small-Cap and Mid-Cap Stock Risk: Stocks of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies.  Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.  Smaller capitalization companies may be more vulnerable to adverse business or market developments.

•
Short Selling Risk: If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.  The Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

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By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks.  The use of leverage may increase the Fund’s exposure to long positions and make any change in the Fund’s net asset value greater than it would be without the use of leverage.  This could result in increased volatility of returns.

•
Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

•
Debt or Fixed-Income Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility than short-term debt securities because long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Adviser may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the  Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.  Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to sell its holdings at a time when the Adviser might wish to sell.  Decreased liquidity in the markets also may make it more difficult to value some or all of the Fund’s holdings.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund’s yield will fluctuate with changes in short-term interest rates.

•
High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as “junk bonds”) are sometimes considered speculative because they present a greater risk of loss than higher quality securities.  Such securities may, under certain circumstances, be less liquid than higher rated securities.  These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss.  These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

•
Other Investment Companies Risk: The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests.  However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

•
Exchange-Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities.  Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.  ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

•
Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities.  If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments.  If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money.  The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved.  The ability of the Fund to successfully utilize these instruments may depend on the ability of the Adviser to forecast interest rates and other economic factors correctly.  These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

•
Municipal Bond Risk: Municipal bond risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities.  Municipalities continue to experience economic and financial difficulties in the current economic environment.  The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market.  Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund’s net asset value.

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Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index.  Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument.  Derivatives may be difficult to sell, unwind or value.  Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund.  Swap transactions tend to shift the Fund’s investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund.

Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument.  Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.  Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment.  The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

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Liquidity and Valuation Risk: Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, economic conditions, investor perceptions or lack of market participants.  The lack of an active trading market may make it difficult to obtain an accurate price for a security.  If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing.  In such cases, the value determined for a security could be different than the value realized upon such security’s sale.  As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.  Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

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Portfolio Turnover Risk: Portfolio turnover measures the amount of trading the Fund does during the year.  The Fund may experience a portfolio turnover rate of over 100%.  The Fund’s portfolio turnover rate for its fiscal year ended December 31st is found in the Summary Section and in the Financial Highlights section of this Prospectus.  The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (at or over 100%) often will have higher transaction costs (which are paid by the Fund) and may generate more capital gains, including short-term capital gains taxable at ordinary income rates (on which you’ll pay taxes, even if you don’t sell any shares by year-end).

•
Tax Risk: The Fund’s investments and investment strategies, including transactions in options and futures contracts, may be subject to special and complex federal income tax provisions, the effect of which may be, among other things: (i) to disallow, suspend, defer or otherwise limit the allowance of certain losses or deductions; (ii) to accelerate income to the Fund; (iii) to convert long-term capital gain, which is currently subject to lower tax rates, into short-term capital gain or ordinary income, which are currently subject to higher tax rates; (iv) to convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (v) to treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; (vi) to produce income that will not qualify as good income under the gross income requirements that must be met for the Fund to qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Furthermore, to the extent that any futures contract or option on a futures contract held by the Fund is a “section 1256 contract” under Section 1256 of the Code, the contract will be marked to market annually, and any gain or loss will be treated as 60% long-term and 40% short-term, regardless of the holding period for such contract.  Section 1256 contracts may include Fund transactions involving call options on a broad-based securities index, certain futures contracts and other financial contracts.

Performance
The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.   The Fund has selected the S&P 500® Index as its primary benchmark.  The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.  The Fund has selected the HFRI Macro Discretionary Thematic Index as a secondary benchmark.  The HFRI Macro Discretionary Thematic Index is composed of hedge funds with investment objectives similar to the Fund.  The HFRI Macro Discretionary Thematic Index is a broad-based hedge fund index consisting of strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions.  These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables.

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Performance data for the classes varies based on differences in their fee and expense structures.  The performance figures for Class I shares reflect the historical performance of the then-existing shares of MainStay Marketfield Fund (the predecessor to the Fund, for which the Adviser served as the investment sub-advisor) for periods from October 5, 2012 to April 8, 2016.  The performance figures for Class I shares also reflect the historical performance of the then-existing shares of the predecessor fund to MainStay Marketfield Fund (which was subject to a different fee structure, and for which a predecessor entity to the Adviser served as the investment adviser) for periods prior to October 5, 2012.  The returns in the table below for periods prior to October 5, 2012 have been calculated using the expenses of the predecessor fund to the MainStay Marketfield Fund.  Performance figures for Class A, Investor Class, Class C and Class R2 shares, first offered on October 5, 2012, include the historical performance of Class I shares through October 4, 2012 and are adjusted to reflect differences in fees and expenses.  Performance figures for Class R6 shares, first offered on June 17, 2013, include the historical performance of Class I shares through June 16, 2013.  Performance data for the classes varies based on differences in their fee and expense structures.  Unadjusted, the performance for the newer classes would likely have been different because of differences in certain fees and expenses attributable to each share class.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.marketfieldfund.com or by calling the Fund at 1-800-311-MKTFLD (toll free).

Calendar Year Total Return for Class I Shares as of December 31

During the period of time shown in the bar chart, the Fund’s highest quarterly return for Class I shares was 15.89% for the quarter ended June 30, 2009, and the lowest quarterly return for Class I shares was     -13.08% for the quarter ended December 31, 2008.

Average Annual Total Returns
(for the Periods Ended December 31, 2015)
			Since Inception
	1 Year	5 Year	(7/31/07)
Return Before Taxes
Class A	-8.48%	1.82%	4.68%
Investor Class	-8.48%	1.82%	4.68%
Class C	-9.19%	1.05%	3.90%
Class I	-8.31%	2.05%	4.93%
Class R2	-8.57%	1.70%	4.57%
Class R6	-8.25%	2.06%	4.94%
Return After Taxes on Distributions
Class I	-8.31%	2.03%	4.91%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	-4.71%	1.58%	3.91%
S&P 500® Index	1.38%	12.57%	6.41%
(reflects no deduction for fees, expenses or taxes)
HFRI Macro Discretionary Thematic Index	-0.05%	-0.80%	0.25%
(reflects no deductions for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  After tax returns are shown for the Class I shares only and after-tax returns for the other classes will vary.

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In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits the investor.

Management

The Adviser
Marketfield Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers
Michael C. Aronstein and Michael Shaoul, Ph.D. are the Fund’s Portfolio Managers.  Mr. Aronstein has been President and Chief Investment Officer of the Adviser and Portfolio Manager of the Fund and its predecessors since it commenced operations in July 2007.  Mr. Shaoul has been Chairman and Chief Executive Officer of the Adviser since July 2007.  He has co-managed the Fund since April 2016.

Purchase and Sale of Fund Shares
You may purchase or redeem shares by mail addressed to Marketfield Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by telephone at 1-800-311-MKTFLD (toll free), on any day the New York Stock Exchange is open for trading, or through a broker-dealer or other financial intermediary (such as a bank) approved by the Fund (an “Authorized Intermediary”).  You may also purchase or redeem Fund shares by wire transfer.  Purchases and redemptions by telephone are permitted if you have previously established these options for your account.  Investors who wish to purchase or redeem Fund shares through an Authorized Intermediary should contact the Authorized Intermediary directly.

Minimum Investment Amounts
	Initial Investment	Subsequent Investments
Class A Shares	$25,000	$0
Investor Class Shares	$2,500	$50
Class C Shares	$2,500	$50
Class I Shares – individual investors	$5,000,000	$0
Class I Shares – institutional investors	$0	$0
Class R2 Shares	$0	$0
Class R6 Shares	$250,000	$0

Tax Information
The Fund’s distributions will be taxed primarily as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  A portion of the Fund’s distributions may also be taxable as long-term capital gain.  You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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Marketfield Fund Class P (MFPDX) Summary Prospectus April 8, 2016 www.marketfield.com

Before you invest, you may want to review the Fund’s statutory prospectus and statement of additional information, which contain more information about the Fund and its risks.  The current statutory prospectus and statement of additional information dated April 8, 2016 are incorporated by reference into this Summary Prospectus.  You can find the Fund’s statutory prospectus, statement of additional information and other information about the Fund online at http://www.marketfield.com/fund.  You can also get this information at no cost by calling 1-800-311-MKTFLD or by sending an email request to enicoll@marketfield.com.

Investment Objective
The investment objective of the Fund is capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class P
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.40%
Other Expenses
Short Sale Expenses	0.70%
Remainder of Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses(1)	2.34%
(1)	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus, because Acquired Fund Fees and Expenses are not included in the ratio.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class P	$237	$730	$1,250	$2,676

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  For the year ended December 31, 2015, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks long-term growth of capital above that of the broad equity market over a full market cycle, with volatility that is lower than that of the broad equity market.  Correlation between the Fund and the broad equity market may vary considerably over the course of an investment cycle.

To achieve the Fund’s investment objective, Marketfield Asset Management LLC (the “Adviser”), the Fund’s investment adviser, allocates the Fund’s assets among investments in equity securities, fixed-income securities and other investment companies, including exchange-traded funds (“ETFs”), in proportions consistent with the Adviser’s evaluation of their expected risks and returns.

The Fund’s equity securities investments may include common and preferred stocks of United States companies of any size.  The Fund may invest up to 50% of its net assets in equity securities of foreign companies of any size, including up to 35% of its net assets in securities issued by corporations or governments located in developing or emerging markets.  The Adviser has discretion to determine the countries considered to be emerging market countries, taking into consideration factors such as the development of a country’s financial and capital markets, inclusion of a country in an index representative of emerging markets, and country classifications used by the World Bank, International Monetary Fund or United Nations.  The Fund’s investments in foreign securities may include, but are not limited to, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  Also, with respect to 50% of the Fund’s net assets, the Fund may engage in short sales of securities or other derivative type transactions (specifically options, forward contracts, forward foreign currency contracts, futures contracts and swap agreements) to profit from an anticipated decline in the price of the securities sold short.

Under normal market conditions, the Fund’s investments in fixed-income securities consist of investment grade corporate bonds and debentures, mortgage-backed and asset-backed securities, United States Treasury obligations, municipal securities, obligations issued by the U.S. Government and its agencies or instrumentalities and convertible securities.  The Fund may also invest in fixed income securities of foreign issuers (including issuers in emerging markets).  The Fund may invest up to 30% of its net assets in fixed-income securities that are below investment grade.  Below investment grade securities are generally securities that receive low ratings from independent rating agencies, such as securities rated lower than BBB- by Standard & Poor’s Ratings Services (“S&P”) and Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or if unrated, are determined to be of equivalent quality by the Adviser.  If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.  Securities that are rated below investment grade by an independent rating agency are commonly referred to as “high yield debt” or “junk bonds.”

In addition, the Fund may invest up to 50% of its net assets in equity or fixed-income options, futures contracts and convertible securities and may invest up to 30% of its net assets in interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements.  The Adviser shall manage the Fund so that the Fund will not be deemed to be a “commodity pool” under the Commodity Exchange Act.

When reviewing investment opportunities for the Fund, the Adviser considers various factors, including macroeconomic conditions, corporate earnings at a macroeconomic level, anticipated inflation and interest rates, consumer risk and its perception of the outlook of the capital markets as a whole.  A macroeconomic strategy focuses on broad trends and is generally distinguished from a strategy that focuses on the prospects of particular companies or issuers.  The Adviser may allocate the Fund’s investments between equity and fixed-income securities at its discretion, without limitation.  The Adviser may engage in active trading with high portfolio turnover of the Fund’s portfolio investments to achieve the Fund’s investment objective.

Security selection for the Fund is driven by the Adviser’s top-down analysis of economic issues, the Adviser’s perception of investor sentiment and investment flows.  Once the Adviser has identified a theme that is expected to either benefit or disadvantage a specific sector or country, it seeks to implement an investment strategy that is appropriate for the Fund.  In some cases, the Adviser may utilize a sector- or country-specific ETF that offers exposure to a broad range of securities.  In other situations, the Adviser may select a single issue that is perceived by the Adviser to be particularly germane to a specific concern or a small group of issues with characteristics that match the goal of creating portfolio exposure to a macroeconomic theme.

The Adviser may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund or when the security is deemed less attractive relative to another security on a return/risk basis.  The Adviser may also sell or reduce a position in a security if it sees the investment theme failing to materialize.

Principal Risks
In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

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Market Changes Risk: The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives.  From time to time, markets may experience periods of acute stress that may result in (i) increased volatility; and (ii) increased redemptions.  Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares.

•	Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

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Macroeconomic Strategy Risk: The investment strategies of the Fund rely on, among other things, the Adviser’s assessment of macroeconomic conditions and trends across multiple geographies and asset classes.  As such, the success of the investment strategies of the Fund depends, in part, on the accuracy of Adviser’s assessment of macroeconomic conditions and trends.  Macroeconomic conditions may include, among others, unanticipated changes in economic and political conditions, corporate profits and other business related indicators, inflation and interest rate levels and performance of broad markets across asset classes.

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Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in a portfolio manager’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings.  Opportunity for greater gain often comes with greater risk of loss.

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Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted.  Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.  If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

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Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Fund’s investments in foreign securities.  Foreign securities may also subject the Fund’s investments to changes in currency rates.

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Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.  The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

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Small-Cap and Mid-Cap Stock Risk: Stocks of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies.  Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.  Smaller capitalization companies may be more vulnerable to adverse business or market developments.

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Short Selling Risk: If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.  The Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks.  The use of leverage may increase the Fund’s exposure to long positions and make any change in the Fund’s net asset value greater than it would be without the use of leverage.  This could result in increased volatility of returns.

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Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

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Debt or Fixed-Income Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility than short-term debt securities because long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Adviser may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the  Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.  Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to sell its holdings at a time when the Adviser might wish to sell.  Decreased liquidity in the markets also may make it more difficult to value some or all of the Fund’s holdings.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund’s yield will fluctuate with changes in short-term interest rates.

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High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as “junk bonds”) are sometimes considered speculative because they present a greater risk of loss than higher quality securities.  Such securities may, under certain circumstances, be less liquid than higher rated securities.  These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss.  These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

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Other Investment Companies Risk: The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests.  However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

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Exchange-Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities.  Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.  ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

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Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities.  If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments.  If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money.  The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved.  The ability of the Fund to successfully utilize these instruments may depend on the ability of the Adviser to forecast interest rates and other economic factors correctly.  These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

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Municipal Bond Risk: Municipal bond risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities.  Municipalities continue to experience economic and financial difficulties in the current economic environment.  The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market.  Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund’s net asset value.

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Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index.  Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument.  Derivatives may be difficult to sell, unwind or value.  Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund.  Swap transactions tend to shift the Fund’s investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund.

Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument.  Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.  Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment.  The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

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Liquidity and Valuation Risk: Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, economic conditions, investor perceptions or lack of market participants.  The lack of an active trading market may make it difficult to obtain an accurate price for a security.  If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing.  In such cases, the value determined for a security could be different than the value realized upon such security’s sale.  As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.  Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

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Portfolio Turnover Risk: Portfolio turnover measures the amount of trading the Fund does during the year.  The Fund may experience a portfolio turnover rate of over 100%.  The Fund’s portfolio turnover rate for its fiscal year ended December 31st is found in the Summary Section and in the Financial Highlights section of this Prospectus.  The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (at or over 100%) often will have higher transaction costs (which are paid by the Fund) and may generate more capital gains, including short-term capital gains taxable at ordinary income rates (on which you’ll pay taxes, even if you don’t sell any shares by year-end).

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Tax Risk: The Fund’s investments and investment strategies, including transactions in options and futures contracts, may be subject to special and complex federal income tax provisions, the effect of which may be, among other things: (i) to disallow, suspend, defer or otherwise limit the allowance of certain losses or deductions; (ii) to accelerate income to the Fund; (iii) to convert long-term capital gain, which is currently subject to lower tax rates, into short-term capital gain or ordinary income, which are currently subject to higher tax rates; (iv) to convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (v) to treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; (vi) to produce income that will not qualify as good income under the gross income requirements that must be met for the Fund to qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Furthermore, to the extent that any futures contract or option on a futures contract held by the Fund is a “section 1256 contract” under Section 1256 of the Code, the contract will be marked to market annually, and any gain or loss will be treated as 60% long-term and 40% short-term, regardless of the holding period for such contract.  Section 1256 contracts may include Fund transactions involving call options on a broad-based securities index, certain futures contracts and other financial contracts.

Performance
The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The Fund has selected the S&P 500® Index as its primary benchmark.  The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.  The Fund has selected the HFRI Macro Discretionary Thematic Index as a secondary benchmark.  The HFRI Macro Discretionary Thematic Index is composed of hedge funds with investment objectives similar to the Fund.  The HFRI Macro Discretionary Thematic Index is a broad-based hedge fund index consisting of strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions.  These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables.

Performance data for the classes varies based on differences in their fee and expense structures.  The performance figures for Class P shares, first offered on May 31, 2013, include the historical performance of Class I shares of the then-existing shares of MainStay Marketfield Fund (the predecessor to the Fund, for which the Adviser served as the investment sub-advisor) for periods from October 5, 2012 through April 8, 2016.  The performance figures for Class P shares also reflect the historical performance of the then-existing shares of Marketfield Fund (the predecessor to the MainStay Marketfield Fund, which was subject to a different fee structure, and for which a predecessor entity to the Adviser served as the investment adviser) for periods prior to October 5, 2012.  The returns in the table below for periods prior to October 5, 2012 have been calculated using the expenses of the predecessor fund to the MainStay Marketfield Fund.  Performance data for the classes varies based on differences in their fee and expense structures.  Unadjusted, the performance for the newer classes would likely have been different because of differences in certain fees and expenses attributable to each share class.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.marketfieldfund.com or by calling the Fund at 1-800-311-MKTFLD (toll free).

Calendar Year Total Return for Class I Shares as of December 31

During the period of time shown in the bar chart, the Fund’s highest quarterly return for Class I shares was 15.89% for the quarter ended June 30, 2009, and the lowest quarterly return for Class I shares was -13.08% for the quarter ended December 31, 2008.

Average Annual Total Returns
(for the Periods Ended December 31, 2015)
			Since Inception
	1 Year	5 Year	(7/31/07)
Return Before Taxes
Class P	-8.25%	2.06%	4.94%
Return After Taxes on Distributions
Class P	-8.31%	2.03%	4.91%
Return After Taxes on Distributions and Sale of Fund Shares
Class P	-4.71%	1.58%	3.91%
S&P 500® Index	1.38%	12.57%	6.41%
(reflects no deduction for fees, expenses or taxes)
HFRI Macro Discretionary Thematic Index	-0.05%	-0.80%	0.25%
(reflects no deductions for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  After tax returns are shown for the Class I shares only and after-tax returns for the Class P shares will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits the investor.

Management

The Adviser
Marketfield Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers
Michael C. Aronstein and Michael Shaoul, Ph.D. are the Fund’s Portfolio Managers.  Mr. Aronstein has been President and Chief Investment Officer of the Adviser and Portfolio Manager of the Fund and its predecessors since it commenced operations in July 2007.  Mr. Shaoul has been Chairman and Chief Executive Officer of the Adviser since July 2007.  He has co-managed the Fund since April 2016.

Purchase and Sale of Fund Shares
You may purchase or redeem shares by mail addressed to Marketfield Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by telephone at 1-800-311-MKTFLD (toll free), on any day the New York Stock Exchange is open for trading, or through a broker-dealer or other financial intermediary (such as a bank) approved by the Fund (an “Authorized Intermediary”).  You may also purchase or redeem Fund shares by wire transfer.  Purchases and redemptions by telephone are permitted if you have previously established these options for your account.  Investors who wish to purchase or redeem Fund shares through an Authorized Intermediary should contact the Authorized Intermediary directly.  Class P shares have no initial or subsequent investment minimums.

Tax Information
The Fund’s distributions will be taxed primarily as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  A portion of the Fund’s distributions may also be taxable as long-term capital gain.  You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.